Financial instruments and financial risk factors - Additional Information (Detail)	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Description about transfers between levels	There were no transfers between the levels during the current or prior year.
Interest rate risk [member]
Disclosure of fair value measurement of liabilities [line items]
Debt instrument, interest rate	0.00%	0.00%